Port Street Quality Growth Fund
Schedule of Investments
December 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 67.3%
Communication Services - 6.0%
Alphabet, Inc., Class A *	66,600	$5,876,118
Walt Disney Co. *	70,300	6,107,664
		11,983,782
Consumer Discretionary - 8.1%
Home Depot, Inc.	17,000	5,369,620
NIKE, Inc., Class B	46,100	5,394,161
Starbucks Corp.	54,500	5,406,400
		16,170,181
Consumer Staples - 8.3%
PepsiCo, Inc.	11,100	2,005,326
Procter & Gamble Co.	15,700	2,379,492
Reckitt Benckiser Group plc - ADR	205,300	2,892,677
Unilever plc - ADR	116,600	5,870,810
Walmart, Inc.	24,000	3,402,960
		16,551,265
Financials - 3.3%
Berkshire Hathaway, Inc., Class B *	21,400	6,610,460

Health Care - 12.0%
Becton, Dickinson & Co.	13,000	3,305,900
Biogen, Inc. *	13,600	3,766,112
Johnson & Johnson	13,200	2,331,780
Medtronic plc	56,900	4,422,268
Novo Nordisk - ADR	47,500	6,428,650
Roche Holding AG - ADR	96,400	3,774,060
		24,028,770
Industrials - 9.8%
3M Co.	16,900	2,026,648
C.H. Robinson Worldwide, Inc.	46,100	4,220,916
General Dynamics Corp.	19,020	4,719,052
Raytheon Technologies Corp.	85,400	8,618,568
		19,585,184
Information Technology - 17.7%
Accenture plc, Class A	14,784	3,944,963
Adobe Systems, Inc. *	13,626	4,585,558
Apple, Inc.	32,905	4,275,347
Cisco Systems, Inc.	63,360	3,018,470
Cognizant Technology Solutions Corp., Class A	54,800	3,134,012
Microsoft Corp.	26,200	6,283,284
Oracle Corp.	87,700	7,168,598
Visa, Inc., Class A	14,807	3,076,302
		35,486,534
Materials - 2.1%
International Flavors & Fragrances, Inc.	40,398	4,235,326

Total Common Stocks
(Cost $102,287,561)		134,651,502

SHORT-TERM INVESTMENTS - 27.2%	Par
U.S. Treasury Bills
3.428%, 1/26/2023 (a)(b)	$8,000,000	7,980,192
4.007%, 2/23/2023 (a)(b)	10,000,000	9,939,889
4.139%, 3/30/2023 (a)(b)	10,000,000	9,897,681
4.331%, 4/27/2023 (a)(b)	10,000,000	9,859,250
4.413%, 5/25/2023 (a)(b)	9,000,000	8,840,019
4.423%, 6/29/2023 (a)(b)	8,000,000	7,823,098

Total Short-Term Investments		54,340,129
(Cost $54,362,155)

Total Investments - 94.5%
(Cost $156,649,716)		188,991,631
Other Assets and Liabilities, Net - 5.5%		11,025,721
Total Net Assets - 100.0%		$200,017,352

ADR - American Depositary Receipt
plc - Public Limited Company
*	Non-income producing security.
(a)	Rate shown is the effective yield as of December 31, 2022.
(b)	Level 2 security.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$134,651,502	$-	$-	$134,651,502
Short-Term Investments	-	54,340,129	-	54,340,129
Total Investments in Securities	$134,651,502	$54,340,129	$-	$188,991,631

Refer to the Schedule of Investments for further information on the classification of investments.